Stockholders' Equity (Details) $ / shares in Units, $ in Thousands								1 Months Ended			3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended			48 Months Ended
	Jul. 14, 2023	Jun. 16, 2023 USD ($) $ / shares shares	May 01, 2022 $ / shares shares	Apr. 30, 2022 Years $ / shares shares	Apr. 29, 2022 USD ($) shares	Apr. 06, 2022	Oct. 28, 2021 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) Years $ / shares shares	Oct. 31, 2021 shares	May 31, 2021 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jul. 24, 2023 shares	Jul. 19, 2023 $ / shares	Jul. 16, 2023 $ / shares	Apr. 26, 2022 $ / shares shares	Apr. 25, 2022 shares	Feb. 28, 2022 shares	Aug. 31, 2021 shares	Jul. 31, 2021 shares	Apr. 30, 2021 shares	Feb. 18, 2014 $ / shares shares
Stockholders' Equity (Details) [Line Items]
Issuance of common stock									10,487,904		130,000,000		130,000,000			130,000,000	10,487,904								130,000,000			7,000,000	3,937,550
Common stock par value (in Dollars per share) | $ / shares											$ 0.001		$ 0.001			$ 0.001	$ 0.001												$ 0.001
Exercise price (in Dollars per share) | $ / shares		$ 0.56									$ 0.56		$ 0.56
Issued shares common stock													85,739
Shares issued, price per share (in Dollars per share) | $ / shares																					$ 1
Common stock held													one vote			one vote
Expiration date		5 years											5 years
Registered offering units shares		10,000,000
Grant date (in Dollars per share) | $ / shares																$ 1.29	$ 1.47
Intrinsic value (in Dollars) | $																$ 87
Unvested share options (in Dollars) | $																$ 9,389
Weighted average period																2 years 3 months 18 days
Issuance of share																110,020
Per warrant (in Dollars per share) | $ / shares													$ 3,164
Net impact (in Dollars) | $								$ 0
Par value (in Dollars per share) | $ / shares																													$ 0.001
Conversion rate description						Similarly, shares of Series A and Series B Preferred Stock became convertible into common stock at a conversion rate of one-to-0.5, subject to adjustments for stock dividends, splits, combinations, and similar events.
Proceeds net of issuance costs (in Dollars) | $		$ 4,808
Offering warrants exercise price (in Dollars per share) | $ / shares		$ 0.3146
Expected volatility																57.68%	52.35%
Dividend yield																0.00%	0.00%
Risk-free interest rate													3.99%			3.34%	0.99%
Fair value of warrants issuance cost (in Dollars) | $														$ 1,561		$ 1,561	$ 1,228
Issued offering warrants											20,000,000		20,000,000
Fair value of offering warrant (in Dollars per share) | $ / shares													$ 0.16
Per Share (in Dollars per share) | $ / shares											$ 0.3		$ 0.3
Daily return rate													5.18%
Annual volatility													100.00%
Standard deviation													6.30%
Estimated time to maturity													4 years 10 months 24 days
Long-term volatility percentage													60.00%
Warrant liability (in Dollars) | $											$ 4,067		$ 4,067
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares											$ 1		$ 1
Shares issued											10,000,000	3,200,000	10,000,000	3,200,000		3,200,000
TTAG [Member]
Stockholders' Equity (Details) [Line Items]
Carrying value of the non controlling interest (in Dollars) | $																$ 0
IPO [Member]
Stockholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares																							$ 0.001
Common stock shares																							3,200,000
Offering price per share (in Dollars per share) | $ / shares			$ 5								$ 5		$ 5										$ 5
Net proceeds (in Dollars) | $					$ 13,800
Event Triggering Automatic Conversion [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Minimum price per share underwritten public offering (in Dollars per share) | $ / shares																$ 4
Minimum gross proceeds from firmly underwritten public offering (in Dollars) | $																$ 15,000
Subsequent Event [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of share																				10,000,000
Subsequent Event [Member] | Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																						$ 0.28
Expected volatility	100.00%
Consultant [Member] | Common Stock Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Purchase of warrant shares				96,000				96,000							25,000			25,000
Exercise price (in Dollars per share) | $ / shares				$ 5				$ 5							$ 5.2			$ 5.2
Per warrant (in Dollars per share) | $ / shares								$ 2.75										$ 2.3
Deferred costs associated with warrants (in Dollars) | $								$ 264										$ 58
Fair value of warrants issuance cost (in Dollars) | $								$ 264
Consultant [Member] | Common Stock Warrants [Member] | Measurement Input, Expected Term [Member]
Stockholders' Equity (Details) [Line Items]
Expected term				5 years				5 years							5 years			5 years
Warrants and rights outstanding, measurement input (in Years) | Years				5				5
Consultant [Member] | Common Stock Warrants [Member] | Measurement Input, Price Volatility [Member]
Stockholders' Equity (Details) [Line Items]
Volatility				62.55%											51.88%
Expected volatility								62.55%
Consultant [Member] | Common Stock Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Stockholders' Equity (Details) [Line Items]
Volatility				0.00%											0.00%
Dividend yield								0.00%
Consultant [Member] | Common Stock Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Stockholders' Equity (Details) [Line Items]
Volatility				2.92%											0.30%
Risk-free interest rate								2.92%
Shares Subject To Anti Dilution Protection [Member]
Stockholders' Equity (Details) [Line Items]
Minimum threshold amount (in Dollars) | $							$ 5,000
Minimum threshold price in an initial public offering (in Dollars per share) | $ / shares							$ 3.3737
Shares Subject To Anti Dilution Protection [Member] | Other [Member]
Stockholders' Equity (Details) [Line Items]
Ownership percentage							24.00%
Two Thousand And Twelve Plan [Member]
Stockholders' Equity (Details) [Line Items]
Registered offering units shares																											737,516	662,516
Two Thousand And Twelve Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Stockholders' Equity (Details) [Line Items]
Expiration date													10 years			10 years
Two Thousand and Twenty Two Equity Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued													488,992
Common stock sold																								1,600,000
Number of shares available for issuance																								1,100,000
Common stock outstanding																								4.00%
Minimum [Member] | Two Thousand And Twelve Plan [Member]
Stockholders' Equity (Details) [Line Items]
Registered offering units shares																										737,516
Minimum [Member] | Two Thousand And Twelve Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Stockholders' Equity (Details) [Line Items]
Expiration date													2 years			2 years
Maximum [Member] | Two Thousand And Twelve Plan [Member]
Stockholders' Equity (Details) [Line Items]
Registered offering units shares																										799,266
Maximum [Member] | Two Thousand And Twelve Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Stockholders' Equity (Details) [Line Items]
Expiration date													4 years			4 years
Conversion of Convertible Notes to Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Convertible share of common stock					3,955,415
Conversion of Series A and Series B Preferred Stock to Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Conversion shares					2,693,342
Conversion of Series A and Series B Preferred Stock to Common Stock [Member] | Noncontrolling Interest [Member]
Stockholders' Equity (Details) [Line Items]
Conversion shares					1,172,346		1,172,346
Representative [Member] | Other [Member]
Stockholders' Equity (Details) [Line Items]
Ownership percentage			3.00%								3.00%		3.00%
Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Share of preferred stock									3,297,061																20,000,000			2,460,802	2,099,525
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Share of preferred stock																4,500,000	2,805,839								4,500,000			1,798,905
Temporary equity, liquidation preference per share (in Dollars per share) | $ / shares																$ 1.526
Series B Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Share of preferred stock																491,222	491,222								491,222
Shares issued																			491,222
Shares issued, price per share (in Dollars per share) | $ / shares																			$ 2.795
Proceeds from issuance of convertible preferred stock (in Dollars) | $																			$ 1,272
Temporary equity, liquidation preference per share (in Dollars per share) | $ / shares																$ 4.981
Underwriting Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Purchase of warrant shares																							96,000
Exercise price (in Dollars per share) | $ / shares																							$ 5
Amended and Restated Exclusive Sales Representative Agreement [Member] | Representative [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued			312,351	312,351					44,447	53,757			312,351
Amended and Restated Exclusive Sales Representative Agreement [Member] | Representative [Member] | Other [Member]
Stockholders' Equity (Details) [Line Items]
Ownership percentage										3.00%
Exchange Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Gain loss on agreement (in Dollars) | $																$ 0
Exchange Agreement [Member] | Series A Preferred Stock [Member] | Shares Converted By TTAG s Minority Shareholder For Company Shares [Member]
Stockholders' Equity (Details) [Line Items]
Conversion shares							2,550,763
Conversion of stock, shares converted							574,033
Exchange Agreement [Member] | Series A Preferred Stock [Member] | Other [Member] | Shares Converted By TTAG s Minority Shareholder For Company Shares [Member]
Stockholders' Equity (Details) [Line Items]
Ownership percentage							24.00%